UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [ ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:


Name:      KBW, Inc.
Address:   787 Seventh Avenue
           4th Floor
           New York, NY 10019

Form 13F File Number: 028-13958
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mitchell Kleinman
Title:     Secretary and General Counsel
Phone:     (212) 887-6788

Signature, Place and Date of Signing:


       /s/ Mitchell Kleinman           New York, New York     February 14, 2012
-------------------------------      ----------------------   -----------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           116
                                                          -------------------

Form 13F Information Table Value Total:                         $97,831
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number      Name

None

                                                             KBW, INC.
                                                     FORM 13F INFORMATION TABLE
                                                  Quarter Ended December 31, 2011

-----------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
AERCAP HOLDINGS NV           SHS              N00985106    1,007    89,208 SH       DEFINED                89,208
ALLIANCE BANKSHARES CORP     COM              018535104       40    11,500 SH       DEFINED                11,500
AMERIPRISE FINL INC          COM              03076C106      645    13,000 SH       DEFINED                13,000
ANNALY CAP MGMT INC          NOTE 4.000% 2/1  035710AA0    2,040 1,800,000 PRN      DEFINED                              NONE
AON CORP                     COM              037389103    1,732    37,000 SH       DEFINED                37,000
APOLLO GLOBAL MGMT LLC       CL A SHS         037612306      745    60,000 SH       DEFINED                60,000
APOLLO INVT CORP             COM              03761U106      419    65,000 SH       DEFINED                65,000
ASSURED GUARANTY LTD         COM              G0585R106      263    20,000 SH       DEFINED                20,000
BANCORP INC DEL              COM              05969A105      217    30,000 SH       DEFINED                30,000
BANCORP RHODE ISLAND INC     COM              059690107      947    23,844 SH       DEFINED                23,844
BARCLAYS BANK PLC            SP ADR 7.1%PF3   06739H776      526    26,600 PRN      DEFINED                              NONE
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261      711    20,000 SH       DEFINED                20,000
BERKSHIRE HILLS BANCORP INC  COM              084680107      311    14,000 SH       DEFINED                14,000
BLACKSTONE GROUP L P         COM UNIT LTD     09253U108      315    22,500 SH       DEFINED                22,500
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113      147    50,400 SH       DEFINED                50,400
BROWN & BROWN INC            COM              115236101      950    42,000 SH       DEFINED                42,000
CAPE BANCORP INC             COM              139209100      157    20,000 SH       DEFINED                20,000
CAPITAL ONE FINL CORP        COM              14040H105    6,513   154,000 SH       DEFINED               154,000
CIGNA CORPORATION            COM              125509109    1,033    24,600 SH       DEFINED                24,600
CIT GROUP INC                COM NEW          125581801      642    18,400 SH       DEFINED                18,400
CIT GROUP INC                COM NEW          125581801    1,395    40,000 SH  CALL DEFINED                40,000
CITIGROUP INC                *W EXP 01/04/201 172967226      190   656,497 SH       DEFINED               656,497
CITIGROUP INC                COM NEW          172967424      921    35,000 SH       DEFINED                35,000
CITIZENS REPUBLIC BANCORP IN COM NEW          174420307      228    20,000 SH       DEFINED                20,000
CNA FINL CORP                COM              126117100      375    14,000 SH       DEFINED                14,000
COLONY FINL INC              COM              19624R106    1,571   100,000 SH       DEFINED               100,000
COMERICA INC                 COM              200340107    2,167    84,000 SH       DEFINED                84,000
COMMERCE BANCSHARES INC      COM              200525103    1,075    28,200 SH       DEFINED                28,200
COMMUNITY BANKERS TR CORP    COM              203612106    1,195 1,038,771 SH       DEFINED             1,038,771
COWEN GROUP INC NEW          CL A             223622101      427   165,000 SH       DEFINED               165,000
DELPHI FINL GROUP INC        CL A             247131105      332     7,500 SH       DEFINED                 7,500
DISCOVER FINL SVCS           COM              254709108    2,796   116,500 SH       DEFINED               116,500
DORAL FINL CORP              COM NEW          25811P886       48    50,000 SH       DEFINED                50,000
E TRADE FINANCIAL CORP       COM NEW          269246401      772    97,000 SH       DEFINED                97,000
EAST WEST BANCORP INC        COM              27579R104      514    26,002 SH       DEFINED                26,002
EASTERN VA BANKSHARES INC    COM              277196101      402   200,035 SH       DEFINED               200,035
FBR & CO                     COM              30247C301      123    60,000 SH       DEFINED                60,000
FELCOR LODGING TR INC        PFD CV A $1.95   31430F200      332    15,000 PRN      DEFINED                              NONE
FIFTH THIRD BANCORP          COM              316773100      420    33,000 SH       DEFINED                33,000
FIRST BANCORP P R            COM NEW          318672706      157    45,000 SH       DEFINED                45,000
FIRST CALIFORNIA FINANCIAL G COM NEW          319395109      214    65,685 SH       DEFINED                65,685
FIRST COMWLTH FINL CORP PA   COM              319829107      615   116,900 SH       DEFINED               116,900
FIRST FINL HLDGS INC         COM              320239106      671    75,135 SH       DEFINED                75,135
FIRST HORIZON NATL CORP      COM              320517105       80    10,000 SH       DEFINED                10,000
FIRST MARBLEHEAD CORP        COM              320771108      211   180,000 SH       DEFINED               180,000
FIRST NIAGARA FINL GP INC    COM              33582V108    2,632   305,000 SH       DEFINED               305,000
FLUSHING FINL CORP           COM              343873105      839    66,416 SH       DEFINED                66,416
FOREST CITY ENTERPRISES INC  CL A             345550107      532    45,000 SH       DEFINED                45,000
FORTEGRA FINL CORP           COM              34954W104      359    53,698 SH       DEFINED                53,698
FORTRESS INVESTMENT GROUP LL CL A             34958B106      528   156,200 SH       DEFINED               156,200
FRANKLIN RES INC             COM              354613101    1,354    14,100 SH       DEFINED                14,100
FULTON FINL CORP PA          COM              360271100      147    15,000 SH       DEFINED                15,000
GENWORTH FINL INC            COM CL A         37247D106      303    46,200 SH       DEFINED                46,200
GLIMCHER RLTY TR             SH BEN INT       379302102       92    10,000 SH       DEFINED                10,000
GOLDMAN SACHS GROUP INC      COM              38141G104    1,356    15,000 SH  CALL DEFINED                15,000
GUARANTY BANCORP DEL         COM              40075T102      111    75,600 SH       DEFINED                75,600
HAMPDEN BANCORP INC          COM              40867E107      541    45,848 SH       DEFINED                45,848
HANCOCK HLDG CO              COM              410120109      288     9,000 SH       DEFINED                 9,000
HANOVER INS GROUP INC        COM              410867105      699    20,000 SH       DEFINED                20,000
HARTFORD FINL SVCS GROUP INC COM              416515104      813    50,000 SH  CALL DEFINED                50,000
HARTFORD FINL SVCS GROUP INC COM              416515104    1,895   116,600 SH       DEFINED               116,600
HCC INS HLDGS INC            COM              404132102      446    16,200 SH       DEFINED                16,200
HERSHA HOSPITALITY TR        SH BEN INT A     427825104      330    67,524 SH       DEFINED                67,524
HORACE MANN EDUCATORS CORP N COM              440327104      658    48,000 SH       DEFINED                48,000
HUNTINGTON BANCSHARES INC    COM              446150104      137    25,000 SH       DEFINED                25,000
INVESCO MORTGAGE CAPITAL INC COM              46131B100      653    46,474 SH       DEFINED                46,474
JEFFERSON BANCSHARES INC TEN COM              472375104       95    41,000 SH       DEFINED                41,000
JPMORGAN CHASE & CO          COM              46625H100      615    18,500 SH       DEFINED                18,500
KAISER FED FINL GROUP INC    COM              483056107      159    12,374 SH       DEFINED                12,374
KEYCORP NEW                  COM              493267108    2,944   382,800 SH       DEFINED               382,800
KKR & CO L P DEL             COM UNITS        48248M102    2,397   186,848 SH       DEFINED               186,848
KNIGHT CAP GROUP INC         CL A COM         499005106      426    36,000 SH       DEFINED                36,000
LAZARD LTD                   SHS A            G54050102    1,436    55,000 SH       DEFINED                55,000
LINCOLN NATL CORP IND        COM              534187109      574    29,545 SH       DEFINED                29,545
MAIDEN HOLDINGS LTD          SHS              G5753U112      621    70,851 SH       DEFINED                70,851
METLIFE INC                  COM              59156R108    2,339    75,000 SH       DEFINED                75,000
METROCORP BANCSHARES INC     COM              591650106      124    19,455 SH       DEFINED                19,455
MFA FINANCIAL INC            COM              55272X102      223    33,257 SH       DEFINED                33,257
MONEYGRAM INTL INC           COM NEW          60935Y208      621    35,000 SH       DEFINED                35,000
MONTPELIER RE HOLDINGS LTD   SHS              G62185106      533    30,000 SH       DEFINED                30,000
NASDAQ OMX GROUP INC         COM              631103108    1,261    51,461 SH       DEFINED                51,461
NELNET INC                   CL A             64031N108      392    16,000 SH       DEFINED                16,000
NEW ENGLAND BANCSHARES INC C COM NEW          643863202    1,141   110,000 SH       DEFINED               110,000
NEW YORK CMNTY BANCORP INC   COM              649445103      997    80,580 SH       DEFINED                80,580
NYSE EURONEXT                COM              629491101      261    10,000 SH       DEFINED                10,000
OCH ZIFF CAP MGMT GROUP      CL A             67551U105      362    43,000 SH       DEFINED                43,000
OCWEN FINL CORP              COM NEW          675746309    1,025    70,782 SH       DEFINED                70,782
ORIENTAL FINL GROUP INC      COM              68618W100      640    52,888 SH       DEFINED                52,888
PARK STERLING CORP           COM              70086Y105    3,758   921,069 SH       DEFINED               921,069
PLATINUM UNDERWRITER HLDGS L COM              G7127P100      478    14,000 SH       DEFINED                14,000
POPULAR INC                  COM              733174106      244   175,333 SH       DEFINED               175,333
PREFERRED BK LOS ANGELES CA  COM NEW          740367404    1,620   217,454 SH       DEFINED               217,454
PRUDENTIAL FINL INC          COM              744320102    1,153    23,000 SH       DEFINED                23,000
RADIAN GROUP INC             COM              750236101       59    25,000 SH       DEFINED                25,000
REDWOOD TR INC               COM              758075402    1,597   156,900 SH       DEFINED               156,900
SAFETY INS GROUP INC         COM              78648T100    1,348    33,300 SH       DEFINED                33,300
SIERRA BANCORP               COM              82620P102      132    15,038 SH       DEFINED                15,038
SOUTHWEST BANCORP INC OKLA   COM              844767103    1,223   205,159 SH       DEFINED               205,159
STARWOOD HOTELS&RESORTS WRLD COM              85590A401      959    20,000 SH       DEFINED                20,000
STATE BANCORP INC N.Y        COM              855716106      728    59,694 SH       DEFINED                59,694
STRATEGIC HOTELS & RESORTS I COM              86272T106      295    54,884 SH       DEFINED                54,884
SUNTRUST BKS INC             COM              867914103      708    40,000 SH  CALL DEFINED                40,000
SUNTRUST BKS INC             COM              867914103    2,744   155,000 SH       DEFINED               155,000
SUSQUEHANNA BANCSHARES INC P COM              869099101    2,104   251,042 SH       DEFINED               251,042
SYMETRA FINL CORP            COM              87151Q106      658    72,600 SH       DEFINED                72,600
TRUSTCO BK CORP N Y          COM              898349105      112    20,000 SH       DEFINED                20,000
VALLEY NATL BANCORP          *W EXP 11/14/201 919794131      373   245,500 SH       DEFINED               245,500
WADDELL & REED FINL INC      CL A             930059100      978    39,500 SH       DEFINED                39,500
WALKER & DUNLOP INC          COM              93148P102      696    55,388 SH       DEFINED                55,388
WALTER INVT MGMT CORP        COM              93317W102    1,738    84,732 SH       DEFINED                84,732
WASHINGTON FED INC           *W EXP 11/14/201 938824117      216    57,501 SH       DEFINED                57,501
WESTAMERICA BANCORPORATION   COM              957090103      243     5,546 SH       DEFINED                 5,546
WESTERN ALLIANCE BANCORP     COM              957638109      212    34,000 SH       DEFINED                34,000
WINTRUST FINANCIAL CORP      COM              97650W108    1,010    36,000 SH       DEFINED                36,000
XL GROUP PLC                 SHS              G98290102    1,572    79,500 SH       DEFINED                79,500
ZIONS BANCORPORATION         COM              989701107      383    23,500 SH       DEFINED                23,500